Disclosures on Individual Items of the Financial Statements (Details) - Schedule of remaining contractual maturities of ADSE’s financial liabilities - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying amount [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of remaining contractual maturities of ADSE’s financial liabilities [Line Items]
Secured bank loans	€ 7,522	€ 354
Lease liabilities	2,269	2,556
Trade payables	6,643	8,763
Trade payables due to related parties	2,980	9,513
Other payables	4,535	19,636
Total	23,950	40,821
Less Than 1 Year [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of remaining contractual maturities of ADSE’s financial liabilities [Line Items]
Secured bank loans
Lease liabilities	599
Trade payables	6,643	8,763
Trade payables due to related parties	2,980	1,804
Other payables	4,391	1,888
Total	14,613	12,455
1-5 Years [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of remaining contractual maturities of ADSE’s financial liabilities [Line Items]
Secured bank loans	7,522	354
Lease liabilities	1,346	551
Trade payables
Trade payables due to related parties
Other payables
Total	8,869	905
More Than 5 Years [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of remaining contractual maturities of ADSE’s financial liabilities [Line Items]
Secured bank loans
Lease liabilities	324	2,004
Trade payables
Trade payables due to related parties		7,709
Other payables	144	17,748
Total	€ 468	€ 27,461